Investee Companies and other investments (Schedule of Composition of Investments) (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [abstract]
Investment in shares	€ 24,047	€ 23,580
Long-term loans	8,745	10,595
Deferred interest	(558)	(614)
Investment in equity accounted investee	€ 32,234	€ 33,561